Total
Ironclad Managed Risk Fund
SUMMARY SECTION
Investment Objectives
The investment objectives of the Ironclad Managed Risk Fund (the “Fund”) are to seek current income and gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ironclad Managed Risk Fund Ironclad Managed Risk Fund Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Overnight check delivery fee	$ 25
Retirement account fees (annual maintenance fee)	15
Wire fee	$ 20

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ironclad Managed Risk Fund Ironclad Managed Risk Fund Shares
Management fees	1.10%
Distribution (Rule 12b-1) fees	none
Other expenses	0.31%
Acquired fund fees and expenses	0.09%
Total annual fund operating expenses	1.50%	[1]
Fees waived and/or expenses reimbursed	(0.16%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.34%	[1],[2]
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ironclad Managed Risk Fund | Ironclad Managed Risk Fund Shares | USD ($)	136	425	734	1,613

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option’s exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund retains all put premium income collected during market advances. The Fund’s investment advisor determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund’s investment advisor segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund’s net obligations under each put option.

Options may also be used to protect the Fund’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment advisor believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the advisor anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded. When the Fund sells an option, it may be collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.) and other investments that may serve as collateral.

The Fund may take a defensive position when the Fund’s investment advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or ETFs and/or mutual funds that invest in debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of the principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider the risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Options Risk. The value of the Fund’s positions in options will fluctuate in response to changes in the values of the assets they track, among other factors. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The value of a put option generally decreases as the underlying asset increases in value and increases as the underlying asset decreases in value. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. The value of a call option generally increases as the underlying asset increases in value and decreases as the underlying asset decreases in value. The risk associated with selling a call option is that the market value of the underlying security could increase and the option could be exercised, obligating the seller of the call option to settle the transaction at an exercise price that is lower than the prevailing market price. Written call and put options may limit the Fund's participation in equity market gains and may amplify losses in market declines. When buying options, risk is limited to the premium paid for the option. Purchased put and call options may expire worthless. Gains or losses from options can be substantially greater than the option’s original premium, and can therefore involve leverage. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.

Equity Risk. The value of an equity market index tends to fluctuate based on price movements in the broader securities markets due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities listed on the index participate, or factors relating to specific companies listed on the index.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.

Credit Risk. The issuer of a fixed income security held by the Fund may be unable or unwilling to make timely payments of interest or principal.

Ratings Risk. A credit rating only reflects the view of the originating rating agency. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

ETF and Mutual Fund Risk. Investing in ETFs or mutual funds will provide exposure to the benefits/risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a mutual fund, if the mutual fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs and mutual funds, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Market Risk. The market prices of securities or investments may decline, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, or other events could have a significant impact on the prices of securities and investments.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries), to suffer data breaches, data corruption or lose operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Management and Strategy Risk. Investment strategies employed by the advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with the average annual total returns of the Fund’s primary benchmark. The Fund’s primary benchmark is the CBOE S&P 500 One-Week PutWrite Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.IroncladFunds.com.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return:	6.31%	Quarter Ended 12/31/21
Lowest Calendar Quarter Return:	-5.15%	Quarter Ended 12/31/18

Average Annual Total Returns for periods ended December 31, 2021
Average Annual Total Returns - Ironclad Managed Risk Fund		1 Year	5 Years	10 Years
Ironclad Managed Risk Fund Shares		13.00%	6.52%	5.86%
Ironclad Managed Risk Fund Shares | After Taxes on Distributions	[1]	8.97%	4.35%	4.13%
Ironclad Managed Risk Fund Shares | After Taxes on Distributions and Sales	[1]	9.28%	4.49%	4.17%
CBOE S&P 500 One-Week PutWrite Index (reflects no deduction for fees, expenses or taxes)		12.11%	2.85%	4.74%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.